Cover	Mar. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2021
Current Fiscal Year End Date	--04-30
Entity File Number	000-32465
Entity Registrant Name	Mass Megawatts Wind Power Inc.
Entity Central Index Key	0001117228
Entity Tax Identification Number	04-3402789
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	100 Boston Turnpike
Entity Address, Address Line Two	Ste. J9B #290
Entity Address, City or Town	Shrewsbury
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01545
City Area Code	(508)
Local Phone Number	942-3531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MMMW
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable